Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity Grant Practices
We currently only grant restricted stock units to our employees. If we determined to grant options to purchase our common stock, including for our named executive officers, they would generally be based upon a predetermined schedule each year as a part of the annual compensation process. If annual long-term incentive compensation is determined to be appropriate, our Board, the Compensation Committee or applicable designee approves any annual grants of options for continuing employees in the first fiscal quarter commensurate with the prescheduled Board and Committee meetings. The grant dates of these options are generally selected so as not to be within a short period of time, as described in the SEC’s Staff Accounting Bulletin 120 (“SAB 120”), prior to the release of material nonpublic information (“MNPI”) such as on Forms 8-K, 10-Q or 10-K. Grants of options may occur at other times during the year due to business needs, such as for a newly hired employees or officers or newly appointed board members. The Board, Compensation Committee, or applicable designee does not anticipate the timing of disclosure of MNPI when determining the timing and terms of such awards, and we do not time the release of MNPI for the purpose of affecting the value of executive compensation. Generally, exercise prices are based on the closing price of the underlying common stock on the grant date, subject to the applicable rules for non-qualified stock options and incentive stock options under our equity plans. Vesting dates for options typically follow a standard monthly cadence and are not timed to anticipate the release of MNPI.
There were no grants of options to our NEOs within four business days before or one business day after the release of MNPI on Forms 8-K, 10-Q or 10-K in fiscal year 2025. As such, no table of such option grants is presented under Item 402(x) of Regulation S-K.

Award Timing Method	We currently only grant restricted stock units to our employees. If we determined to grant options to purchase our common stock, including for our named executive officers, they would generally be based upon a predetermined schedule each year as a part of the annual compensation process. If annual long-term incentive compensation is determined to be appropriate, our Board, the Compensation Committee or applicable designee approves any annual grants of options for continuing employees in the first fiscal quarter commensurate with the prescheduled Board and Committee meetings. The grant dates of these options are generally selected so as not to be within a short period of time, as described in the SEC’s Staff Accounting Bulletin 120 (“SAB 120”), prior to the release of material nonpublic information (“MNPI”) such as on Forms 8-K, 10-Q or 10-K. Grants of options may occur at other times during the year due to business needs, such as for a newly hired employees or officers or newly appointed board members.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The Board, Compensation Committee, or applicable designee does not anticipate the timing of disclosure of MNPI when determining the timing and terms of such awards, and we do not time the release of MNPI for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false